Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	$ 55,819		$ 55,627
Less: Accumulated depreciation, depletion and amortization	(45,784)	[1]	(45,876)	[1]
Property, plant and equipment, net	10,035		9,751
Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	25,740		26,922
Less: Accumulated depreciation, depletion and amortization	(23,012)	[1]	(23,962)	[1]
Property, plant and equipment, net	2,728		2,960
USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	27,201		25,641
Less: Accumulated depreciation, depletion and amortization	(22,074)	[1]	(21,236)	[1]
Property, plant and equipment, net	5,127		4,405
Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	91		106
Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	2,089		2,280
Proved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	25,003		26,024
Less: Accumulated depreciation, depletion and amortization	(23,012)	[1]	(23,962)	[1]
Property, plant and equipment, net	1,991		2,062
Proved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	26,529		24,825
Less: Accumulated depreciation, depletion and amortization	(22,074)	[1]	(21,236)	[1]
Property, plant and equipment, net	4,455		3,589
Unproved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	598		716
Property, plant and equipment, net	598		716
Unproved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	470		579
Property, plant and equipment, net	470		579
Other Capitalized Property Plant and Equipment [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	139		182
Property, plant and equipment, net	139		182
Other Capitalized Property Plant and Equipment [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	202		237
Property, plant and equipment, net	202		237
Other Capitalized Property Plant and Equipment [Member] | Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	223		235
Less: Accumulated depreciation, depletion and amortization	(132)	[1]	(129)	[1]
Property, plant and equipment, net	91		106
Other Capitalized Property Plant and Equipment [Member] | Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	2,655		2,829
Less: Accumulated depreciation, depletion and amortization	(566)	[1]	(549)	[1]
Property, plant and equipment, net	$ 2,089		$ 2,280

[1]	Depreciation, depletion and amortization.